Discontinued Operations Discontinued Operations - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Group, Including Discontinued Operation, Inventory	$ 14	$ 14
Disposal Group, Including Discontinued Operation, Other Assets	0	3
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	797	1,036
Disposal Group, Including Discontinued Operation, Assets	811	1,053
Disposal Group, Including Discontinued Operation, Accounts Payable	1	0
Disposal Group, Including Discontinued Operation, Accrued Liabilities	1	2
Disposal Group, Including Discontinued Operation, Accounts Payable and Accrued Liabilities, Current	2	2
Disposal Group Asset Retirement Obligation Noncurrent	15	66
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	3	3
Liabilities associated with assets held for sale, Current	$ 20	$ 71